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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 6/30/2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         LONGVIEW MANAGEMENT GROUP, LLC
                 -------------------------------
   Address:      222 N. LASALLE STREET, #2000, CHICAGO, IL  60601
                 ------------------------------------------------

                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-4651
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Angela Newhouse
         -------------------------------
Title:   Investment Information Manager
         -------------------------------
Phone:   312-236-6300
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Angela Newhouse                Chicago, Illinois     8/10/2005
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      None
                                        --------------------

Form 13F Information Table Entry Total: 19
                                        --------------------

Form 13F Information Table Value Total: $          1,951,101
                                        --------------------
                                            (thousands)

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

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                           FORM 13F INFORMATION REPORT
                                    6/30/2005

      COLUMN 1             COLUMN 2       COLUMN 3 COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
----------------------- ---------------- --------- --------- ----------------------- ------------ --------- ----------------------
                                                    VALUE     SHRS OR    SH/   PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT    PRN   CALL   DISCRETION  MANAGERS    SOLE    SHARED NONE
----------------------- ---------------- --------- --------- ---------- ----- ------ ------------ -------- ---------- ------ ----
AETNA INC NEW           COM              00817Y108     3,806     45,954 SH           SOLE                      45,954
ALLSTATE CORP           COM              020002101       222      3,708 SH           SOLE                       3,708
BOEING CO               COM              097023105       297      4,500 SH           SOLE                       4,500
COMPUTER ASSOC INTL INC COM              204912109       232      8,426 SH           SOLE                       8,426
DEVON ENERGY CORP NEW   COM              25179M103       294      5,800 SH           SOLE                       5,800
FEDERAL NATL MTG ASSN   COM              313586109     1,168     20,000 SH           SOLE                      20,000
GENERAL DYNAMICS CORP   COM              369550108 1,824,580 16,656,748 SH           SOLE                  16,656,748
GENERAL ELEC CO         COM              369604103       881     25,447 SH           SOLE                      25,447
HARRAHS ENTMT INC       COM              413619107       906     12,569 SH           SOLE                      12,569
HILTON HOTELS CORP      COM              432848109     1,356     56,840 SH           SOLE                      56,840
HOSPIRA INC             COM              441060100       975     25,000 SH           SOLE                      25,000
JPMORGAN CHASE & CO     COM              46625H100     7,902    223,729 SH           SOLE                     223,729
LABORATORY CORP AMER
  HLDGS                 COM NEW          50540R409     1,170     23,450 SH           SOLE                      23,450
MAYTAG CORP             COM              578592107    64,488  4,117,973 SH           SOLE                   4,117,973
MEDIS TECHNOLOGIES LTD  COM              58500P107    38,011  2,289,801 SH           SOLE                   2,289,801
PFIZER INC              COM              717081103       243      8,827 SH           SOLE                       8,827
PROCTER & GAMBLE CO     COM              742718109       230      4,352 SH           SOLE                       4,352
SUNGARD DATA SYS INC    COM              867363103     2,978     84,659 SH           SOLE                      84,659
US BANCORP DEL          COM NEW          902973304     1,362     46,633 SH           SOLE                      46,633

TOTAL                                              1,951,101 23,664,416                                    23,664,416